REVERSAL OF IMPAIRMENT CHARGES (Tables)	12 Months Ended
Dec. 31, 2018
Impairment Of Assets [Abstract]
Disclosure of reversal of impairment loss

		Years ended December 31,
	Notes	2018	2017
Suriname CGU[1]
Property, plant and equipment	14	$—	$124.1
Côté Gold Project
Exploration and evaluation assets	15	—	400.0
		$—	$524.1
1 The Suriname CGU consists of Rosebel Gold Mines N.V. and Euro Resources S.A.